NON-WHOLLY OWNED SUBSIDIARIES - Summarized Cash Flow Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	$ 1,362	$ 1,481	$ 753
Cash Flow Activities, Investing	(5,564)	(5,721)	(1,058)
Cash Flow Activities, Financing	4,418	3,814	899
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	1,245	1,364	681
Cash Flow Activities, Investing	(5,486)	(5,621)	(995)
Cash Flow Activities, Financing	4,451	3,840	901
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	226	220	244
Cash Flow Activities, Investing	(413)	(343)	(487)
Cash Flow Activities, Financing	179	129	245
Australian regulated terminal operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	85	96	128
Cash Flow Activities, Investing	(21)	(9)	(22)
Cash Flow Activities, Financing	(63)	(87)	(106)
Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	11	7	17
Cash Flow Activities, Investing	(26)	(22)	(18)
Cash Flow Activities, Financing	0	26	0
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	868	819
Cash Flow Activities, Investing	(26)	83
Cash Flow Activities, Financing	(792)	(839)
Colombian Gas Distribution Operation [Member]
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	94	0
Cash Flow Activities, Investing	(217)	0
Cash Flow Activities, Financing	205	0
U.K. port operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	27	46	33
Cash Flow Activities, Investing	(17)	(40)	(24)
Cash Flow Activities, Financing	(8)	(10)	(14)
Australian port operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	42	37	7
Cash Flow Activities, Investing	(68)	(39)	(99)
Cash Flow Activities, Financing	22	12	154
Chilean toll roads
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	74	56	63
Cash Flow Activities, Investing	(1)	(5)	(1)
Cash Flow Activities, Financing	(82)	(88)	(99)
Brazilian toll roads
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating			2
Cash Flow Activities, Investing			(70)
Cash Flow Activities, Financing			70
Peruvian toll roads
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	91	46	29
Cash Flow Activities, Investing	(33)	(67)	25
Cash Flow Activities, Financing	0	0	1
Indian toll roads
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	18	30	(7)
Cash Flow Activities, Investing	(184)	(7)	28
Cash Flow Activities, Financing	209	(22)	(10)
North American gas storage operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	0	55	(12)
Cash Flow Activities, Investing	(8)	(9)	6
Cash Flow Activities, Financing	7	(76)	46
Canadian district energy operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	39	26	27
Cash Flow Activities, Investing	(42)	(82)	(18)
Cash Flow Activities, Financing	(45)	102	(13)
U.S. district energy operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	24	24	26
Cash Flow Activities, Investing	(16)	8	(33)
Cash Flow Activities, Financing	(18)	(28)	9
Western Canadian Natural Gas Gathering and Processing Operation [Member]
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	48	0
Cash Flow Activities, Investing	(1,923)	0
Cash Flow Activities, Financing	1,910	0
North American Residential Energy Infrastructure Operation [Member]
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	16	0
Cash Flow Activities, Investing	(2,182)	0
Cash Flow Activities, Financing	2,188	0
U.S. Data Center Operation [Member]
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	(1)	0
Cash Flow Activities, Investing	(1,103)	0
Cash Flow Activities, Financing	1,118	0
Holding LP and other
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	(417)	(98)	124
Cash Flow Activities, Investing	794	(5,089)	(282)
Cash Flow Activities, Financing	$ (379)	$ 4,721	$ 618